Federated Investors
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL REPORT

October 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

October 31, 2002 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--46.2%
		Automotive--15.6%
$3,000,000		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	$3,169,680
4,000,000	[1]	Americredit Automobile Receivables Trust 2002-A, Class A3, 2.00%, 10/12/2006	4,003,787
448,630		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	455,589
2,000,000		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	2,051,882
2,000,000		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	2,046,920
3,500,000		Daimler Chrysler Auto Trust 2002-C, Class A3, 2.56%, 11/8/2006	3,526,565
2,000,000	[1]	DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.86%, 5/15/2007	2,000,816
1,703,820	[2]	FTN Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	1,728,849
5,000,000		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	5,087,500
1,483,591	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	1,524,153
1,500,000		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	1,530,840
2,000,000		Honda Auto Receivables Owner Trust 2002-2, Class A3, 2/15/2006	2,050,380
72,189		Household Automobile Revolving Trust I, 1998-I, Class B1, 6.30%, 5/17/2005	72,372
3,000,000	[2,3]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	3,029,310
2,356,296		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	2,392,724
288,403		Key Auto Finance Trust 1999-1, 7.08%, 1/15/2007	294,387
4,000,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	4,310,440
3,500,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	3,742,931
689,245		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	713,449
696,111		Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	698,881
2,192,523		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	2,221,398
1,967,486		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	2,034,026
525,722		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	527,756

		TOTAL	49,214,635

		Credit Card--9.0%
785,828	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust, Series 1996-A, Class A1, 6.25%, 12/1/2003	787,973
1,300,000	[1,2,3]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.00%, 2/15/2006	1,303,032
3,000,000	[1]	Citibank Credit Card Issuance Trust 2000-C2, Class C2, 2.43%, 10/15/2007	2,979,390
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$4,333,333		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	$4,407,780
2,300,000	[1]	First Consumers Master Trust 2001-A, Class B, 2.90%, 9/15/2008	2,045,965
2,500,000	[1,2,3]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	2,610,825
4,000,000		J.C.Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	4,135,960
3,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	3,269,910
3,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	3,859,975
3,000,000		Providian Master Trust 1997-4, Class B, 6.45%, 6/15/2007	3,021,180

		TOTAL	28,421,990

		Equipment Leasing Contracts--1.6%
5,000,000		CIT Equipment Collateral 2001-A, Class A3, 4.32%, 5/20/2005	5,109,932

		Finance Commercial--0.9%
3,000,000	[1,2]	CapitalSource Commercial Loan Trust 2002-2A, Class A, 2.35%, 9/20/2010	3,000,000

		Home Equity Loan--10.7%
1,250,281	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,312,795
25,000,000		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	2,088,000
1,372,630	[2]	AQ Finance NIM Trust 2002-1, Note, 9.50%, 6/25/2032	1,331,451
17,500,000		Ameriquest Mortgage Securities, Inc. 2002-3, Class S, 6.00%, 8/25/2032	1,721,300
2,379,986		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.745%, 4/20/2027	2,398,383
4,000,000		Asset Backed Funding Certificate 2002 WF2, Class A2, 2.858%, 5/25/2032	4,025,640
28,836,667		Centex Home Equity 2002-C, Class AIO, 6.00%, 8/25/2004	1,486,819
3,000,000		Chase Funding Loan Acquisition Trust 2001-C2, Class IA2, 5.673%, 5/25/2022	3,033,360
419,602	[1]	Chase Funding Mortgage Loan 1999-1, Class IIB, 4.56%, 6/25/2028	423,034
501,759		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	510,615
206,124	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.04%, 1/15/2028	205,534
2,613,615		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	2,744,165
2,427,317		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.347%, 8/25/2022	2,520,186
3,000,000		GSR Mortgage Loan Trust 2002-9, Class A2B, 3.419%, 10/25/2032	3,042,481
230,029		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	239,815
2,195,209		IMC Home Equity Loan Trust 1998-1, Class A6, 6.52%, 6/20/2029	2,339,039
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$894,248		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	$940,918
1,348,644		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	1,452,018
395,158	[1]	Saxon Asset Securities Trust 2000-2, Class AV1, 2.07%, 7/25/2030	396,019
25,796,178		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	1,624,643

		TOTAL	33,836,215

		Manufactured Housing--4.0%
1,671,102		Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018	1,718,662
2,107,991		Green Tree Financial Corp. 1993-4, Class A4, 6.60%, 1/15/2019	2,136,639
2,000,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	1,025,620
1,805,617		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,859,569
4,000,000	[2]	Merit Securities Corp. 12-1, Class B, 7.98%, 7/28/2033	2,760,000
3,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	3,138,142

		TOTAL	12,638,632

		Other Asset Backed--2.4%
232,975		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	233,486
1,956,762		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	2,009,891
5,765,090	[2]	FMAC Loan Receivables Trust 1997-A, Class A-X, 2.77%, 4/1/2019	317,080
4,000,000	[1]	Impac CMB Trust 2002-7, Class A, 2.23%, 11/25/2032	4,000,000
1,052,438		Tobacco Settlement Revenue Management Authority 2001-A, Class A, 7.666%, 5/15/2016	1,139,474

		TOTAL	7,699,931

		Utilities--2.0%
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1, Series 1997-1, Class A6, 6.38%, 9/25/2008	2,176,920
1,500,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1, Series 1997-1, Class A6, 6.31%, 9/25/2008	1,633,995
2,500,000		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	2,547,450

		TOTAL	6,358,365

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $146,140,559)	146,279,700

		CORPORATE BONDS--14.3%
		Aerospace & Defense--0.8%
2,300,000		Boeing Capital Corp., Sr. Note, 5.65%, 5/15/2006	2,356,994

Principal Amount			Value
		CORPORATE BONDS--continued
		Automotive--2.2%
$1,000,000		DaimlerChrysler AG, 7.75%, 6/15/2005	$1,096,470
4,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	3,912,120
2,000,000		General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	2,011,120

		TOTAL	7,019,710

		Banking--0.6%
2,000,000		National Australia Bank Ltd., Melbourne, Sub. Note, Series A, 6.40%, 12/10/2007	2,008,580

		Beverage & Tobacco--0.4%
1,149,000		Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,202,727

		Financial Intermediaries--2.2%
1,500,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	1,590,030
1,000,000		Household Finance Corp., Note, 6.50%, 1/24/2006	893,600
2,400,000	[4]	Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003	2,461,368
2,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	2,021,900

		TOTAL	6,966,898

		Food & Drug Retailers--0.6%
1,895,000		Albertson's, Inc., Sr. Note, 6.55%, 8/1/2004	2,014,802

		Forest Products--0.7%
2,000,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	2,063,360

		Rail Industry--0.5%
1,330,000		Norfolk & Western Railroad Co., 8.75%, 2/1/2004	1,430,242

		Real Estate--0.5%
1,500,000		EOP Operating LP, Note, 6.50%, 6/15/2004	1,576,815

		Retailers--0.7%
2,000,000	[4]	Wal-Mart Stores, Inc., Note, 4.15%, 6/15/2005	2,088,920

		Supranational--0.5%
1,700,000	[4]	Corp Andina De Fomento, Bond, 7.10%, 2/1/2003	1,716,405

		Technology Services--0.3%
1,000,000		International Business Machines Corp., Note, 4.125%, 6/30/2005	1,023,830

		Telecommunications & Cellular--2.7%
1,488,463		BellSouth Savings & Employee Stock Ownership Trust, 9.125%, 7/1/2003	1,534,070
2,000,000		Citizens Communications Co., Deb., 6.80%, 8/15/2026	1,968,640
Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$1,000,000		GTE North, Inc., Deb., 6.40%, 2/15/2005	$1,058,700
1,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	145,000
2,000,000	[4]	Tele-Communications, Inc., Sr. Note, 8.25%, 1/15/2003	1,996,160
2,000,000	[1,2,3]	Verizon Wireless Capital LLC, 2.22%, 12/17/2003	1,915,320

		TOTAL	8,617,890

		Utilities--1.6%
2,000,000	[1,2,3]	Conectiv, Inc., Note, 3.30%, 2/28/2003	2,004,000
2,000,000		Ohio Power Co., Note 7.00%, 7/1/2004	2,123,880
1,000,000		PSEG Power LLC, Company Guarantee, 6.875%, 4/15/2006	941,250

		TOTAL	5,069,130

		TOTAL CORPORATE BONDS (IDENTIFIED COST $45,666,138)	45,156,303

		MORTGAGE BACKED SECURITIES--17.0%
		Commercial Mortgage Backed Securities--0.1%
7,305,025		First Union Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 1.29%, 4/18/2029	320,490

		Government Agency--6.5%
2,000,000	[4]	Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,230,660
9,000,000	[4]	Federal National Mortgage Association, Note, 5.125%, 2/13/2004	9,399,690
8,000,000		Federal National Mortgage Association, Note, 6.00%, 12/15/2005	8,833,920

		TOTAL	20,464,270

		Non-Government Agency Mortgage Backed Securities--10.4%
1,570,985	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-I-1, 7.52%, 5/25/2029	1,708,195
594,221	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 2.56%, 5/25/2029	559,774
672,620	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 2.66%, 5/25/2029	596,109
150,595	[2]	Bosque Asset Corp., Class 1, 7.66%, 6/5/2004	37,649
2,133,019	[1,2]	Credit-Based Asset Servicing and Securitization 1997-1, Class A1, 5.61%, 2/1/2017	2,127,687
2,995,272		GE Capital Mortgage Services, Inc., Series 1998-16, Class A3, 6.50%, 10/25/2013	3,185,502
1,362,361	[1,2]	Greenwich Capital Acceptance, Series 1991-4, Class B1A, 6.66%, 7/1/2019	1,329,582
1,745,653	[1]	Greenwich Capital Acceptance, Series 1993-AFCI, Class B1, 6.21%, 9/25/2023	1,730,919
2,000,000		GSR Mortgage Loan Trust 2002-5, Class A1B, 3.61%, 1/25/2032	2,030,500
3,500,000		GSR Mortgage Loan Trust 2002-10, Class A2B, 3.32%, 11/25/2032	3,513,125
3,070,000		Mellon Residential Funding Corp., Series 1998-TBC1, Class B1, 6.60%, 10/25/2028	3,238,942
Principal Amount			Value
		MORTGAGE BACKED SECURITIES--continued
		Non-Government Agency Mortgage Backed Securities--continued
$607,301		PNC Mortgage Securities Corp., Series 1999-5, Class 2A1, 6.75%, 7/25/2029	$617,486
167,719		PNC Mortgage Securities Corp., Series 1999-9, Class 3A1, 7.22%, 10/25/2029	167,633
516,001		Prudential Home Mortgage Securities, Series 1992-5, Class A-6, 7.50%, 4/25/2007	536,651
1,115,395		Residential Accredit Loans, Inc., Series 2001-QS3, Class NB1, 7.25%, 3/25/2031	1,123,571
20,251,000		Residential Asset Mortgage Products, Inc. 2002-RS1, Class AI-IO, 5.50%, 7/25/2004	1,152,889
2,000,000		Residential Asset Mortgage Products, Inc., Series 2002-RZ1, Class A2, 4.30%, 4/25/2023	2,042,040
32,500,000		Residential Asset Securitization Trust 2002-A4, Class AIO, 2.50%, 9/25/2004	1,296,750
50,000,000		Residential Asset Securitization Trust 2002-A11, Class AIO, 2.50%, 3/25/05	1,844,000
765,956		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	829,439
2,702,096		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	2,770,935
595,711		Washington Mutual 2001-AR4, Class A2, 3.96%, 12/25/2031	596,340

		TOTAL	33,035,718

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $53,038,731)	53,820,478

		GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES--0.9%
721,886		GNMA, Pool 354754, 7.50%, 2/15/2024	776,930
1,930,191		GNMA, Pool 780360, 11.00%, 9/15/2015	2,146,141

		TOTAL GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES (IDENTIFIED COST $2,888,938)	2,923,071

		U.S. TREASURY NOTES--9.1%
10,000,000		U.S. Treasury Note, 2.125%, 10/31/2004	10,089,000
5,000,000		U.S. Treasury Note, 3.25%, 8/15/2007	5,113,900
4,000,000	[4]	U.S. Treasury Note, 5.125%, 12/31/2002	4,025,200
500,000		U.S. Treasury Note, 5.625%, 5/15/2008	565,935
Principal Amount or Shares			Value
		U.S. TREASURY NOTES--continued
$7,000,000	[4]	U.S. Treasury Note, 5.75%, 11/15/2005	$7,742,840
935,000		U.S. Treasury Note, 6.625%, 5/15/2007	1,092,566

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $28,157,961)	28,629,441

		MUTUAL FUND--11.4%
35,954,686		Prime Value Obligations Fund, Class IS (at net asset value)	35,954,686

		TOTAL INVESTMENTS (IDENTIFIED COST $311,847,013)[5]	$312,763,679

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At October 31, 2002, these securities amounted to $29,983,784 which represents 9.5% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $12,175,282 which represents 3.8% of net assets.

3 Denotes a restricted security that has been deemed liquid by the criteria approved by the Fund's Board of Directors.

4 Certain shares are temporarily on loan to unaffiliated broker/dealers.

5 The cost of investments for federal tax purposes amounts to $311,847,013. The net unrealized appreciation of investments on a federal tax basis amounts to $916,666 which is comprised of $6,177,717 appreciation and $5,261,051 depreciation at October 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($316,253,288) at October 31, 2002.

The following acronym is used throughout this portfolio:

IO	--Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $311,847,013)		$312,763,679
Short-term investments held as collateral for securities lending		28,849,691
Income receivable		2,130,111
Receivable for investments sold		2,036,941
Receivable for shares sold		638,643

TOTAL ASSETS		346,419,065

Liabilities:
Payable to bank	$206,015
Payable for shares redeemed	12,899
Income distribution payable	1,096,178
Payable on collateral due to broker	28,849,691
Accrued expenses	994

TOTAL LIABILITIES		30,165,777

Net assets for 36,421,152 shares outstanding		$316,253,288

Net Assets Consist of:
Paid in capital		$337,432,760
Net unrealized appreciation of investments		916,666
Accumulated net realized loss on investments		(21,653,077)
Distributions in excess of net investment income		(443,061)

TOTAL NET ASSETS		$316,253,288

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$279,865,186 ÷ 32,230,141 shares outstanding		$8.68

Institutional Service Shares:
$36,388,102 ÷ 4,191,011 shares outstanding		$8.68

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2002 (unaudited)

Investment Income:
Interest (including income on securities loaned of $7,859)			$6,901,421

Expenses:
Investment adviser fee		$567,933
Administrative personnel and services fee		106,771
Custodian fees		10,081
Transfer and dividend disbursing agent fees and expenses		42,616
Directors'/Trustees' fees		3,975
Auditing fees		6,673
Legal fees		3,124
Portfolio accounting fees		44,441
Distribution services fee--Institutional Service Shares		42,778
Shareholder services fee--Institutional Shares		312,181
Shareholder services fee--Institutional Service Shares		42,778
Share registration costs		21,723
Printing and postage		17,748
Insurance premiums		710
Miscellaneous		2,272

TOTAL EXPENSES		1,225,804

Waivers and Reimbursement:
Waiver of investment adviser fee	$(16,778)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,693)
Waiver of distribution services fee--Institutional Service Shares	(42,778)
Waiver of shareholder services fee--Institutional Shares	(312,181)
Reimbursement of investment adviser fee	(2,532)

TOTAL WAIVERS AND REIMBURSEMENT		(380,962)

Net expenses			844,842

Net investment income			6,056,579

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(51,195)
Net change in unrealized appreciation of investments			(426,858)

Net realized and unrealized loss on investments			(478,053)

Change in net assets resulting from operations			$5,578,526

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2002	Year Ended 4/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,056,579	$12,777,926
Net realized loss on investments	(51,195)	(2,157,802)
Net change in unrealized appreciation (depreciation) of investments	(426,858)	711,491

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,578,526	11,331,615

Distributions to Shareholders
Distributions from net investment income:
Institutional Shares	(5,644,518)	(11,679,995)
Institutional Service Shares	(726,934)	(929,444)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,371,452)	(12,609,439)

Share Transactions:
Proceeds from sale of shares	150,026,981	171,558,296
Net asset value of shares issued to shareholders in payment of distributions declared	2,527,474	5,800,844
Cost of shares redeemed	(95,936,364)	(126,828,817)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	56,618,091	50,530,323

Change in net assets	55,825,165	49,252,499

Net Assets:
Beginning of period	260,428,123	211,175,624

End of period (including distributions in excess of net investment income of $443,061 and $128,188, respectively)	$316,253,288	$260,428,123

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$8.70	$8.74	$8.52	$8.67	$8.74	$8.68
Income From Investment Operations:
Net investment income	0.19	0.47 [1]	0.56	0.53	0.52	0.52
Net realized and unrealized gain (loss) on investments	(0.01)	(0.05)[1]	0.22	(0.15)	(0.07)	0.06

TOTAL FROM INVESTMENT OPERATIONS	0.18	0.42	0.78	0.38	0.45	0.58

Less Distributions:
Distributions from net investment income	(0.20)	(0.46)	(0.56)	(0.53)	(0.52)	(0.52)

Net Asset Value, End of Period	$8.68	$8.70	$8.74	$8.52	$8.67	$8.74

Total Return[2]	2.07%	4.90%	9.39%	4.52%	5.25%	6.88%

Ratios to Average Net Assets:

Expenses	0.56%[3]	0.56%	0.56%	0.56%	0.56%	0.56%

Net investment income	4.30%[3]	5.30%[1]	6.41%	6.23%	5.88%	5.96%

Expense waiver/reimbursement[4]	0.26%[3]	0.28%	0.29%	0.28%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$279,865	$236,307	$193,030	$189,395	$188,773	$197,610

Portfolio turnover	23%	29%	43%	44%	54%	49%

1 Effective May 1, 2001, the Fund adopted provisions of the American Institute of Certified Public Accountant (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, and decreased the ratio of net investment income to average net assets from 5.32% to 5.30%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$8.70	$8.74	$8.52	$8.67	$8.74	$8.68
Income From Investment Operations:
Net investment income	0.18	0.45 [1]	0.53	0.51	0.50	0.50
Net realized and unrealized gain (loss) on investments	(0.01)	(0.05)[1]	0.22	(0.15)	(0.07)	0.06

TOTAL FROM INVESTMENT OPERATIONS	0.17	0.40	0.75	0.36	0.43	0.56

Less Distributions:
Distributions from net investment income	(0.19)	(0.44)	(0.53)	(0.51)	(0.50)	(0.50)

Net Asset Value, End of Period	$8.68	$8.70	$8.74	$8.52	$8.67	$8.74

Total Return[2]	1.94%	4.64%	9.12%	4.26%	4.99%	6.61%

Ratios to Average Net Assets:

Expenses	0.81%[3]	0.81%	0.81%	0.81%	0.81%	0.81%

Net investment income	4.02%[3]	5.05%[1]	6.16%	5.94%	5.63%	5.73%

Expense waiver/reimbursement[4]	0.26%[3]	0.28%	0.29%	0.28%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$36,388	$24,121	$18,145	$13,999	$24,783	$14,783

Portfolio turnover	23%	29%	43%	44%	54%	49%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, and decreased the ratio of net investment income to average net assets from 5.07% to 5.05%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2002 (unaudited)

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to seek to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $19,275,962, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 5,572,713

2004	10,784,773

2005	1,566,031

2006	696,886

2007	159,370

2008	496,189

Additionally, net capital losses of $2,290,402 attributable to security transactions after October 31, 2001, are treated as arising on May 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$27,850,945	$28,849,691

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted illiquid security held at October 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
AQ Finance NIM Trust 2002-1, Note, 9.50%, 6/25/2032	3/15/2002	$1,371,820

Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust, Series 1996-A, Class A1, 6.25%, 12/1/2003	1/9/1997	662,542

Bayview Financial Acquisition Trust 1998-1, Class M-I-1, 7.52%, 5/25/2029	12/8/1998	1,563,082

Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 2.56%, 5/25/2029	3/12/1999	559,864

Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 2.66%, 5/25/2029	5/14/1998	670,613

Bosque Asset Corp., Class 1, 7.66%, 6/5/2004	6/19/1997	150,595

CapitalSource Commercial Loan Trust 2002-2A, Class A, 2.35%, 9/20/2010	2/25/1997	3,000,000

Credit-Based Asset Servicing and Securitization 1997-1, Class A1, 5.61%, 2/1/2017	2/25/1997	2,133,870

FMAC Loan Receivables Trust 1997-A, Class A-X, 2.77%, 4/1/2019	6/16/1997	858,579

FTN Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002 - 12/3/2002	2,289,027

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	1,431,632

Greenwich Capital Acceptance, Series 1991-4, Class B1A, 6.66%, 7/1/2019	11/22/1993	1,587,254

Merit Securities Corp., 12-1, Class B, 7.98%, 7/28/2033	5/18/1999	3,964,297

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 10/31/2002		Year Ended 4/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,968,371	$95,463,761	14,305,388	$125,710,219
Shares issued to shareholders in payment of distributions declared	243,938	2,127,126	591,660	5,194,032
Shares redeemed	(6,132,120)	(53,384,576)	(9,836,579)	(86,302,177)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,080,189	$44,206,311	5,060,469	$44,602,074

	Six Months Ended 10/31/2002		Year Ended 4/30/2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,262,425	$54,563,220	5,235,278	$45,848,077
Shares issued to shareholders in payment of distributions declared	45,910	400,348	69,083	606,812
Shares redeemed	(4,889,877)	(42,551,788)	(4,608,350)	(40,526,640)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,418,458	$12,411,780	696,011	$5,928,249

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,498,647	$56,618,091	5,756,480	$50,530,323

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order, the Fund may invest in the Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of the transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions) for the six months ended October 31, 2002, were as follows:

Purchases	$57,066,177

Sales	$53,107,095

Purchases and sales of long-term U.S. government securities, for the six months ended October 31, 2002, were as follows:

Purchases	$34,721,330

Sales	$5,296,987

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8112901 (12/02)

Federated Investors
World-Class Investment Manager

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL REPORT

October 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

October 31, 2002 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.9%
		Credit Card--0.9%
$500,000		Discover Card Trust 1996-3, Class B, 6.25%, 8/18/2008	$540,880
1,350,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	484,718
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,654,275

		TOTAL	2,679,873

		Structured Product (Abs) --1.2%
1,250,281	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,312,795
1,141,468		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	1,228,962
151,227	[1]	Option One Mortgage Securities Corp. 2001-3, Class CTFs, 9.66%, 9/26/2031	151,351
467,541		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	487,519
300,000		Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023	321,282
12,350		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	12,342

		TOTAL	3,514,251

		Utilities--0.8%
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Series 1997-1, Class A8, 6.48%, 12/26/2009	2,243,160

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,657,446)	8,437,284

		CORPORATE BONDS--80.7%
		Aerospace & Defense--1.8%
1,500,000		Boeing Capital Corp., 6.50%, 2/15/2012	1,538,280
1,000,000		Boeing Capital Corp., 6.68%, 12/1/2003	1,035,190
1,500,000		Raytheon Co., Note, 6.30%, 3/15/2005	1,573,125
1,000,000		Raytheon Co., Note, 8.20%, 3/1/2006	1,107,140

		TOTAL	5,253,735

		Air Transportation--2.1%
197,356		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	109,039
1,524,064		Continental Airlines, Inc., Pass Thru Cert., Series 1997-4 B, 6.90%, 1/2/2017	1,146,858
1,300,000		Delta Air Lines, Inc., Pass Thru Cert., Series 2000-1 B, 7.92%, 11/18/2010	977,444
843,454		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	896,937
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	436,705
1,000,000		Southwest Airlines Co., Note, 6.50%, 3/1/2012	1,025,610
2,150,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	1,510,375

		TOTAL	6,102,968

Principal Amount			Value
		CORPORATE BONDS--continued
		Automotive--2.1%
$1,600,000		Delphi Corp., Note, 6.125%, 5/1/2004	$1,653,984
1,460,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	1,125,864
3,400,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	3,359,914

		TOTAL	6,139,762

		Banking--8.5%
1,250,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	1,341,400
1,200,000	[1]	Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,182,504
2,000,000		Banco Santander Central Hispano, S.A., Bank Guarantee, 7.875%, 4/15/2005	2,136,600
100,000		Bank One Corp., Sub. Deb., 7.25%, 8/15/2004	108,860
1,750,000	[1]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	2,102,594
2,000,000		Capital One Bank, 6.875%, 2/1/2006	1,845,000
30,000		Central Fidelity Banks, Inc., Sub. Note, 8.15%, 11/15/2002	30,070
1,000,000		Chase Manhattan Corp., Sub. Note, 6.375%, 2/15/2008	1,064,740
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	2,148,704
40,000		Corestates Capital Corp., Sub. Note, 5.875%, 10/15/2003	41,327
1,200,000		Hudson United Bank, Sub. Note, 7.00%, 5/15/2012	1,348,332
15,000		NationsBank Corp., Sub. Note, 7.625%, 4/15/2005	16,631
1,000,000		PNC Funding Corp., Company Guarantee, 7.50%, 11/1/2009	1,114,780
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	793,049
3,951,402	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	4,319,748
200,000		SunTrust Bank, Inc., Central Florida, Sub. Note, 6.90%, 7/1/2007	228,304
15,000		SunTrust Bank, Inc., Sub. Note, 6.125%, 2/15/2004	15,788
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	1,123,235
3,000,000		U.S. Bank N.A., Sub. Note, 6.30%, 2/4/2014	3,359,730
30,000		Wachovia Corp., Sub. Note, 8.00%, 11/15/2002	30,068

		TOTAL	24,351,464

		Broadcast Radio & TV--3.1%
1,000,000		AOL Time Warner, Inc., Note, 5.625%, 5/1/2005	986,250
1,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	1,370,625
1,100,000		Clear Channel Communications, Inc., Sr. Note, 7.65%, 9/15/2010	1,203,554
2,200,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	2,112,000
3,000,000		Univision Communications, Inc., 7.85%, 7/15/2011	3,209,250

		TOTAL	8,881,679

Principal Amount			Value
		CORPORATE BONDS--continued
		Building & Development--0.6%
$1,700,000		Masco Corp., Note, 5.875%, 7/15/2012	$1,776,109

		Cable Television--2.0%
3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	3,403,750
2,250,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	2,285,663

		TOTAL	5,689,413

		Chemicals & Plastics--0.7%
10,000		Air Products & Chemicals, Inc., Sr. Note, 7.375%, 5/1/2005	11,110
40,000		Du Pont (E.I.) de Nemours & Co., Note, 8.125%, 3/15/2004	43,191
750,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	376,172
1,400,000		Monsanto Co., Sr. Note, 7.375%, 8/15/2012	1,443,134
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	33,144

		TOTAL	1,906,751

		Conglomerates--0.3%
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	878,565

		Consumer Products--0.9%
2,250,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,583,653
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	110,887

		TOTAL	2,694,540

		Ecological Services & Equipment--2.2%
900,000		Republic Services, Inc., Sr. Note, 6.75%, 8/15/2011	960,957
2,500,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	2,583,050
425,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	452,119
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,257,840

		TOTAL	6,253,966

		Education--0.8%
2,025,000		Boston University, MTN, 7.625%, 7/15/2097	2,162,579

		Electronics--0.7%
1,500,000		General Electric Financial Services, Inc., MTN, 9.18%, 12/30/2008	1,879,350
15,000		Rockwell International Corp., Unsecd. Note, 6.625%, 6/1/2005	16,066

		TOTAL	1,895,416

Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--2.8%
$100,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	$99,575
3,000,000		Ford Motor Credit Co., Note, 6.875%, 2/1/2006	2,790,330
250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2011	224,288
35,000		Ford Motor Credit Co., Note, 7.75%, 3/15/2005	34,333
1,500,000		General Motors Acceptance Corp., MTN, 7.50%, 7/15/2005	1,546,410
1,500,000		General Motors Acceptance Corp., Note, 6.875%, 9/15/2011	1,386,180
1,000,000		General Motors Acceptance Corp., Note, 6.875%, 8/28/2012	912,940
1,170,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	1,179,103

		TOTAL	8,173,159

		Finance - Retail--0.8%
750,000		Household Finance Corp., Note, 5.75%, 1/30/2007	655,395
100,000		Household Finance Corp., Note, 6.125%, 8/15/2003	96,850
1,000,000		Household Finance Corp., Note, 6.375%, 10/15/2011	857,600
750,000		Household Finance Corp., Note, 7.00%, 5/15/2012	669,045

		TOTAL	2,278,890

		Financial Intermediaries--4.3%
900,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	954,018
900,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	977,823
175,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	179,302
1,575,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	1,769,843
1,325,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,482,635
500,000		Merrill Lynch & Co., Inc., Note, 6.875%, 3/1/2003	507,825
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	16,814
100,000		Merrill Lynch & Co., Inc., Note, 8.30%, 11/1/2002	100,057
2,500,000		Morgan Stanley Group, Inc., Note, 7.125%, 1/15/2003	2,525,350
100,000		Salomon Smith Barney Holdings, Inc., Note, Series C, 7.15%, 2/15/2003	101,452
100,000		Salomon Smith Barney Holdings, Inc., Unsecd. Note, Series MTNG, 6.35%, 1/15/2004	104,575
5,000		Salomon, Inc., Note, 6.375%, 10/1/2004	5,351
10,000		Salomon, Inc., Note, 6.625%, 11/15/2003	10,480
200,000		Salomon, Inc., Sr. Note, 6.80%, 4/15/2003	204,100
2,250,000		Waddell & Reed Financial, Inc., Note, 7.50%, 1/18/2006	2,429,190
30,000		Wells Fargo & Co., Note, 5.75%, 2/1/2003	30,281
831,865	[1]	World Financial, Pass Thru Cert., Series 96 Wfp-B, 6.91%, 9/1/2013	876,149

		TOTAL	12,275,245

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Services--2.3%
$3,000,000		General Electric Capital Corp., Series MTN, 6.75%, 3/15/2032	$3,164,340
1,000,000		MBNA Corp., Sr. Note, 7.50%, 3/15/2012	1,031,460
50,000		Pitney Bowes Credit Corp., Unsecd. Note, 8.80%, 2/15/2003	50,882
2,000,000		SLM Corporation, MTN, 5.625%, 4/10/2007	2,185,680
100,000		U.S. Leasing International, Unsecd. Note, 6.625%, 5/15/2003	99,809

		TOTAL	6,532,171

		Food & Drug Retailers--0.2%
500,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	571,690

		Food Products--2.3%
1,750,000		General Mills, Inc., Note, 6.00%, 2/15/2012	1,868,160
5,000		Grand Metropolitan Investment Corp., 9.00%, 8/15/2011	6,429
2,550,000		Kellogg Co., 6.60%, 4/1/2011	2,859,443
1,250,000		Kraft Foods, Inc., Note, 5.625%, 11/1/2011	1,326,925
500,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	555,630

		TOTAL	6,616,587

		Forest Products--0.9%
25,000		Union Camp Corp., Note, 6.50%, 11/15/2007	27,499
750,000		Westvaco Corp., Deb., 7.75%, 2/15/2023	795,353
450,000		Weyerhaeuser Co., Bond, 7.375%, 3/15/2032	457,056
25,000		Weyerhaeuser Co., Deb., 9.05%, 2/1/2003	25,357
1,250,000		Weyerhaeuser Co., Note, 6.125%, 3/15/2007	1,313,675

		TOTAL	2,618,940

		Health Services--2.3%
800,000		Anthem, Inc., Bond, 6.80%, 8/1/2012	866,368
800,000		Guidant Corp., 6.15%, 2/15/2006	862,472
2,450,000		HCA, Inc., Sr. Note, 6.95%, 5/1/2012	2,496,893
2,000,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	2,254,040

		TOTAL	6,479,773

		Industrial Products & Equipment--1.4%
25,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	26,835
500,000		Kennametal, Inc., Sr. Note, 7.20%, 6/15/2012	504,295
1,500,000		Textron Financial Corp., Note, 5.875%, 6/1/2007	1,569,780
300,000		Tyco International Group S.A., Note, 4.95%, 8/1/2003	289,875
1,750,000		Tyco International Group S.A., Note, 6.375%, 10/15/2011	1,544,375

		TOTAL	3,935,160

Principal Amount			Value
		CORPORATE BONDS--continued
		Insurance--3.9%
$500,000		CIGNA Corp., Sr. Note, 7.40%, 1/15/2003	$503,600
1,975,000		Continental Corp., Unsecd. Note, 7.25%, 3/1/2003	1,967,594
2,000,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	2,065,120
2,000,000	[1]	Equitable Life, Note, 7.70%, 12/1/2015	2,304,000
2,000,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	2,155,640
1,000,000		St. Paul Cos., Inc., MTN, Series MTNB, 7.29%, 8/28/2007	1,076,570
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,154,657

		TOTAL	11,227,181

		Leisure & Entertainment--1.7%
3,900,000		International Speedway Corp., 7.875%, 10/15/2004	4,183,452
600,000		Viacom, Inc., Sr. Note, 5.625%, 8/15/2012	626,052

		TOTAL	4,809,504

		Metals & Mining--3.4%
3,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	3,459,270
2,922,000		Inco Ltd., Note, 9.60%, 6/15/2022	3,083,586
2,405,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,541,941
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	703,898

		TOTAL	9,788,695

		Oil & Gas--4.3%
10,000		Atlantic Richfield Co., Deb., 9.125%, 3/1/2011	12,879
1,000,000		Conoco Funding Co., 6.35%, 10/15/2011	1,099,140
1,500,000	[1]	EOG Co. of Canada, Company Guarantee, 7.00%, 12/1/2011	1,653,705
1,000,000		Global Marine, Inc., Sr. Note, 7.125%, 9/1/2007	1,119,370
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,871,988
750,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	835,095
1,350,000		Pemex Finance Ltd., 9.125%, 10/13/2010	1,466,775
1,000,000		Sun Co., Inc., 9.00%, 11/1/2024	1,179,250
1,000,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	1,119,530

		TOTAL	12,357,732

		Pharmaceutical--0.0%
100,000		Lilly (Eli) & Co., Unsecd. Note, 6.25%, 3/15/2003	101,615

		Printing & Publishing--1.6%
1,500,000		News America Holdings, Inc., Company Guarantee, 9.25%, 2/1/2013	1,704,870
2,700,000		Reed Elsevier Capital, Inc., Company Guarantee, 6.75%, 8/1/2011	3,008,070

		TOTAL	4,712,940

Principal Amount			Value
		CORPORATE BONDS--continued
		Rail Industry--1.1%
$790,789		Atchison Topeka & SF RR, Equip. Trust, 6.55%, 1/6/2013	$846,548
912,861		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	1,081,667
1,250,000		Canadian Pacific RR, Bond, 6.25%, 10/15/2011	1,370,325

		TOTAL	3,298,540

		Real Estate--2.7%
2,000,000		Archstone-Smith Property Trust, Note, 5.00%, 8/15/2007	2,026,440
3,250,000		EOP Operating LP, Note, 7.75%, 11/15/2007	3,704,902
1,000,000		Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006	1,098,390
800,000	[1]	Simon Property Group LP, Note, 6.35%, 8/28/2012	824,832

		TOTAL	7,654,564

		Retailers--2.7%
1,050,000		CVS Corp., 5.625%, 3/15/2006	1,126,555
850,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	887,630
3,200,000		Federated Department Stores, Inc., Sr. Note, 6.625%, 4/1/2011	3,383,648
900,000		Sears Roebuck Acceptance Corp., Bond, 7.00%, 6/1/2032	748,197
1,500,000		Sears Roebuck Acceptance Corp., Note, 6.70%, 4/15/2012	1,402,410
200,000		Wal-Mart Stores, Inc., Unsecd. Note, 6.50%, 6/1/2003	204,988

		TOTAL	7,753,428

		Services--0.2%
500,000		Olsten Corp., Sr. Note, 7.00%, 3/15/2006	538,205

		Sovereign--0.9%
1,200,000		Korea Development Bank, Sr. Unsub., 6.50%, 11/15/2002	1,202,196
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,321,790

		TOTAL	2,523,986

		Steel--0.4%
1,250,000		Allegheny Technologies, Inc., Note, 8.375%, 12/15/2011	1,218,600

		Supranational--0.8%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,285,871

		Technology Services--2.3%
1,500,000		Computer Sciences Corp., Note, 7.375%, 6/15/2011	1,648,395
115,000		International Business Machines Corp., 7.25%, 11/1/2002	115,068
2,400,000	[2]	International Business Machines Corp., Note, 6.45%, 8/1/2007	2,705,184
2,000,000		Unisys Corp., Sr. Note, 8.125%, 6/1/2006	2,040,000

		TOTAL	6,508,647

Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--5.5%
$2,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	$1,905,000
800,000		AT&T Wireless Group, Sr. Note, 7.875%, 3/1/2011	698,000
250,000		Bell Atlantic-New Jersey, Deb., 5.875%, 2/1/2004	259,790
3,100,000		CenturyTel, Inc., 8.375%, 10/15/2010	3,451,664
1,350,000		Citizens Communications Co., Note, 9.25%, 5/15/2011	1,400,625
1,650,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	1,624,128
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	107,591
650,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	94,250
2,000,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	310,000
100,000		New York Telephone Co., Unsecd. Note, 6.25%, 2/15/2004	103,203
115,000		Ohio Bell Telephone Co., Unsecd. Note, 6.125%, 5/15/2003	117,325
500,000		Sprint Capital Corp., Company Guarantee, 5.875%, 5/1/2004	465,625
2,500,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	2,056,250
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	3,253,250

		TOTAL	15,846,701

		Utilities--6.1%
2,250,000		Arizona Public Service Co., Note, 6.375%, 10/15/2011	2,359,215
250,000		Consolidated Edison Co., Deb., Series 92B, 7.625%, 3/1/2004	266,845
1,250,000		DPL, Inc., Sr. Note, 6.875%, 9/1/2011	1,147,425
1,250,000		Enersis S.A., Note, 7.40%, 12/1/2016	890,525
2,000,000		FirstEnergy Corp., Note, 6.45%, 11/15/2011	1,886,440
1,000,000		Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005	1,052,870
1,600,000		Homer City Funding LLC, Sr. Secd. Note, 8.734%, 10/1/2026	1,319,502
350,000	[1]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	364,490
1,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	1,351,260
100,000		Louisiana Power & Light Co., 1st Mtg. Bond, 7.50%, 11/1/2002	100,117
30,000		Michigan Consolidated Gas, 1st Mtg. Bond, 6.80%, 6/15/2003	30,696
1,350,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	1,345,545
180,000		Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007	198,988
300,000	[1]	Oncor Electric Delivery, Bond, 6.375%, 5/1/2012	306,222
1,500,000	[1]	Oncor Electric Delivery, Bond, 7.00%, 9/1/2022	1,295,625
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,765,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Utilities--continued
$1,000,000		Pacific Gas & Electric Co., Unsecd. Note, Series B, 7.75%, 6/30/2004	$905,000
100,000		Houston Lighting & Power, Collateral Trust, Series C, 6.50%, 4/21/2003	95,562
5,000		Sonat, Inc., Note, 6.875%, 6/1/2005	3,506
1,000,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	836,470

		TOTAL	17,521,303

		TOTAL CORPORATE BONDS (IDENTIFIED COST $228,565,446)	231,616,074

		U.S. GOVERNMENT AGENCIES--9.8%
100,000		Federal Home Loan Bank System, 6.00%, 6/30/2003	103,016
1,000,000		Federal Home Loan Bank System, 6.10%, 4/7/2003	1,020,160
1,000,000		Federal Home Loan Bank System, 6.11%, 4/17/2003	1,021,480
1,500,000		Federal Home Loan Bank System, 7.00%, 7/16/2009	1,610,595
4,000,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 3/18/2008	4,058,680
10,000,000		Federal Home Loan Mortgage Corp., Note, 4.875%, 3/15/2007	10,754,500
3,000,000		Federal Home Loan Mortgage Corp., Note, 6.875%, 1/15/2005	3,307,500
923,950		Federal Home Loan Mortgage Corp., Series 1228H, 7.00%, 2/15/2022	1,011,281
1,470,000		Federal Home Loan Mortgage Corp., Series 1468M, 7.00%, 1/15/2010	1,564,682
150,000		Federal National Mortgage Association, MTN, 6.25%, 12/13/2002	150,860
1,000,000		Federal National Mortgage Association, Series 1992-124, Class D, 7.00%, 4/25/2010	1,017,220
1,145,331		Federal National Mortgage Association, Series 1993-139, Class KD, 7.00%, 7/25/2006	1,150,187
409,967		Federal National Mortgage Association, Series 1994-79, Class G, 7.00%, 11/25/2004	412,017
1,000,000		Federal National Mortgage Association, Series 1996-68, Class VC, 6.50%, 9/18/2010	1,052,450

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $26,660,872)	28,234,628

		MUNICIPALS--3.2%
		Education--0.5%
1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	1,316,601

		Municipal Services--2.7%
1,250,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	1,412,600
825,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (Auditorium Project), (FSA INS), 11/1/2018	913,481
Principal Amount or Shares			Value
		MUNICIPALS--continued
		Municipal Services--continued
$2,000,000		McKeesport, PA, Taxable GO, Series B 1997, 7.30% Bonds (MBIA INS), 3/1/2020	$2,123,500
1,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	1,047,390
1,000,000		Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	1,134,520
1,000,000		St. Johns County, FL Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	1,119,130

		TOTAL	7,750,621

		TOTAL MUNICIPALS (IDENTIFIED COST $8,208,878)	9,067,222

		PREFERRED STOCKS--1.2%
		Financial Intermediaries--1.2%
70,000		Citigroup, Inc., Cumulative Pfd. (identified cost $3,343,620)	3,379,691

		MUTUAL FUNDS--1.4%
43,924		Federated Mortgage Core Portfolio	453,296
3,620,261		Prime Value Obligations Fund, Class IS	3,620,261

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $4,035,704)	4,073,557

		TOTAL INVESTMENTS (IDENTIFIED COST $279,471,966)[3]	$284,808,456

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2002, these securities amounted to $23,691,449 which represents 8.3% of net assets.

2 Certain principal amounts on loan to broker.

3 The cost of investments for federal tax purposes amounts to $279,471,966. The net unrealized appreciation of investments on a federal tax basis amounts to $5,336,490 which is comprised of $14,813,405 appreciation and $9,476,915 depreciation at October 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($287,082,646) at October 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $279,471,966)		$284,808,456
Short-term investments held as collateral for securities lending		936,208
Receivable for investments sold		111,093
Income receivable		4,925,619
Prepaid expenses		27,891

TOTAL ASSETS		290,809,267

Liabilities:
Payable to bank	$115,120
Payable for investments purchased	1,119,703
Income distribution payable	1,534,461
Payable for collateral due to broker	936,208
Accrued expenses	21,129

TOTAL LIABILITIES		3,726,621

Net assets for 28,765,329 shares outstanding		$287,082,646

Net Assets Consist of:
Paid in capital		$291,075,597
Net unrealized appreciation of investments		5,336,490
Accumulated net realized loss on investments		(9,385,481)
Undistributed net investment income		56,040

TOTAL NET ASSETS		$287,082,646

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$236,527,648 ÷ 23,699,651 shares outstanding		$9.98

Institutional Service Shares:
$50,554,998 ÷ 5,065,678 shares outstanding		$9.98

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2002 (unaudited)

Investment Income:
Dividends			$229,507
Interest (including income on securities loaned of $4,634)			10,754,789

TOTAL INCOME			10,984,296

Expenses:
Investment adviser fee		$818,548
Administrative personnel and services fee		123,110
Custodian fees		9,744
Transfer and dividend disbursing agent fees and expenses		67,647
Directors'/Trustees' fees		3,765
Auditing fees		5,893
Legal fees		2,456
Portfolio accounting fees		49,822
Distribution services fee--Institutional Service Shares		60,050
Shareholder services fee--Institutional Shares		349,224
Shareholder services fee--Institutional Service Shares		60,050
Share registration costs		16,777
Printing and postage		15,128
Insurance premiums		655
Miscellaneous		2,456

TOTAL EXPENSES		1,585,325

Waivers and Reimbursement:
Waiver of investment adviser fee	$(196,836)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,972)
Waiver of distribution services fee--Institutional Service Shares	(60,050)
Waiver of shareholder services fee--Institutional Shares	(349,224)
Reimbursement of investment adviser fee	(768)

TOTAL WAIVERS AND REIMBURSEMENT		(616,850)

Net expenses			968,475

Net investment income			10,015,821

Realized and Unrealized Gain on Investments:
Net realized gain on investments			694,272
Net change in unrealized appreciation of investments			2,529,697

Net realized and unrealized gain on investments			3,223,969

Change in net assets resulting from operations			$13,239,790

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2002	Year Ended 4/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,015,821	$21,010,257
Net realized gain (loss) on investments	694,272	(1,093,530)
Net change in unrealized appreciation (depreciation) of investments	2,529,697	1,561,000

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,239,790	21,477,727

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,546,435)	(18,487,427)
Institutional Service Shares	(1,413,360)	(2,530,433)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,959,795)	(21,017,860)

Share Transactions:
Proceeds from sale of shares	53,215,225	108,568,339
Net asset value of shares issued to shareholders in payment of distributions declared	2,731,846	6,622,690
Cost of shares redeemed	(108,867,622)	(115,423,165)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,920,551)	(232,136)

Change in net assets	(49,640,556)	227,731

Net Assets:
Beginning of period	336,723,202	336,495,471

End of period (including undistributed net investment income of $56,040 and $14, respectively)	$287,082,646	$336,723,202

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 9.88	$ 9.86	$ 9.45	$10.07	$10.17	$ 9.79
Income From Investment Operations:
Net investment income	0.31	0.62 [1]	0.65	0.62	0.60	0.63
Net realized and unrealized gain (loss) on investments	0.10	0.02 [1]	0.41	(0.60)	(0.10)	0.38

TOTAL FROM INVESTMENT OPERATIONS	0.41	0.64	1.06	0.02	0.50	1.01

Less Distributions:
Distributions from net investment income	(0.31)	(0.62)	(0.65)	(0.62)	(0.60)	(0.63)
Distributions from net realized gain on investments	--	--	--	(0.02)	(0.00)[2]	--

TOTAL DISTRIBUTIONS	(0.31)	(0.62)	(0.65)	(0.64)	(0.60)	(0.63)

Net Asset Value, End of Period	$ 9.98	$ 9.88	$ 9.86	$ 9.45	$10.07	$10.17

Total Return[3]	4.16%	6.55%	11.54%	0.30%	5.03%	10.58%

Ratios to Average Net Assets:

Expenses	0.55%[5]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	6.16%[5]	6.16%[1]	6.72%	6.48%	5.87%	6.30%

Expense waiver/reimbursement[4]	0.38%[5]	0.37%	0.35%	0.37%	0.43%	0.47%

Supplemental Data:

Net assets, end of period (000 omitted)	$236,528	$293,262	$300,289	$294,644	$219,824	$176,712

Portfolio turnover	23%	45%	43%	54%	41%	44%

1 Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 9.88	$ 9.86	$ 9.45	$10.07	$10.17	$ 9.79
Net investment income	0.29	0.59 [1]	0.63	0.60	0.58	0.61
Net realized and unrealized gain (loss) on investments	0.10	0.02 [1]	0.41	(0.60)	(0.10)	0.38

TOTAL FROM INVESTMENT OPERATIONS	0.39	0.61	1.04	0.00	0.48	0.99

Less Distributions:
Distributions from net investment income	(0.29)	(0.59)	(0.63)	(0.60)	(0.58)	(0.61)
Distributions from net realized gain on investments	--	--	--	(0.02)	(0.00)[2]	--

TOTAL DISTRIBUTIONS	(0.29)	(0.59)	(0.63)	(0.62)	(0.58)	(0.61)

Net Asset Value, End of Period	$ 9.98	$ 9.88	$ 9.86	$ 9.45	$10.07	$10.17

Total Return[3]	4.04%	6.29%	11.26%	0.05%	4.77%	10.31%

Ratios to Average Net Assets:

Expenses	0.80%[5]	0.80%	0.81%	0.80%	0.80%	0.80%

Net investment income	5.90%[5]	5.91%[1]	6.46%	6.24%	5.64%	6.03%

Expense waiver/reimbursement[4]	0.38%[5]	0.37%	0.34%	0.37%	0.43%	0.47%

Supplemental Data:

Net assets, end of period (000 omitted)	$50,555	$43,461	$36,206	$18,159	$13,204	$4,522

Portfolio turnover	23%	45%	43%	54%	41%	44%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2002 (unaudited)

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Trust along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2002 the Fund, for federal tax purposes, had a capital loss carryforward of $7,408,388 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 519,125

2004	$ 1,187,066

2007	$ 135,079

2008	$1,141,628

2009	$4,425,490

The availability of a portion of these capital loss carryforwards, which were acquired in connection with the CCB Bond reorganization on July 23, 1999, may be limited in a given year.

Additionally, net capital losses of $2,582,408 attributable to security transactions after October 31, 2001, are treated as arising on May 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$917,508	$936,208

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 10/31/2002		Year Ended 4/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,700,618	$36,812,537	7,637,368	$76,235,821
Shares issued to shareholders in payment of distributions declared	166,715	1,661,464	425,557	4,252,781
Shares redeemed	(9,860,927)	(98,080,353)	(8,829,700)	(88,026,244)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,993,594)	$(59,606,352)	(766,775)	$(7,537,642)

	Six Months Ended 10/31/2002		Year Ended 4/30/2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,645,326	$16,402,688	3,238,016	$32,332,518
Shares issued to shareholders in payment of distributions declared	107,366	1,070,382	237,208	2,369,909
Shares redeemed	(1,087,561)	(10,787,269)	(2,747,206)	(27,396,921)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	665,131	$6,685,801	728,018	$7,305,506

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,328,463)	$(52,920,551)	(38,757)	$(232,136)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at it sole discretion.

Pursuant to an Exemptive Order, the Fund may invest in Federated Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended October 31, 2002, were as follows:

Purchases	$41,347,168

Sales	$58,323,580

Purchases and sales of long-term U.S. government securities for the six months ended October 31, 2002, were as follows:

Purchases	$31,921,535

Sales	$67,308,960

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00715-01 (12/02)